Schedules of Investments (unaudited)
October 31, 2024
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 74.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		397,087	$57,621,300
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		822,718	11,534,506
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		266,121	16,845,433
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,813,015	85,259,021
Franklin U.S. Small Cap Equity Fund, Class IS Shares		940,949	12,909,816
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		2,791,684	101,952,286
ClearBridge Large Cap Growth Fund, Class IS Shares		2,125,675	160,998,615
ClearBridge Small Cap Growth Fund, Class IS Shares		541,815	22,376,980
Franklin U.S. Large Cap Equity Fund, Class IS Shares		6,943,926	167,626,370

Total Domestic Equity			637,124,327
Foreign Equity — 16.7%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		287,271	6,848,541
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		376,469	25,208,337
Franklin International Equity Fund, Class IS Shares		2,892,520	54,119,046
Martin Currie Emerging Markets Fund, Class IS Shares		2,423,394	32,013,036
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		3,004,704	24,368,151

Total Foreign Equity			142,557,111
Domestic Fixed Income — 4.8%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,941,618	41,531,209
Foreign Fixed Income — 3.6%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		357,583	8,614,175
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,848,321	17,725,402
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		409,497	4,533,129

Total Foreign Fixed Income			30,872,706
Total Investments in Underlying Funds before Short-Term Investments (Cost — $638,197,810)			852,085,353
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,569,068)	4.758%	3,569,068	3,569,068 (b)
Total Investments — 100.0% (Cost — $641,766,878)			855,654,421
Liabilities in Excess of Other Assets — (0.0)%††			(423,611)
Total Net Assets — 100.0%			$855,230,810

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2024
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 62.7%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		199,763	$28,987,538
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		407,740	5,716,515
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		140,696	8,906,035
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,889,825	42,256,488
Franklin U.S. Small Cap Equity Fund, Class IS Shares		466,666	6,402,662
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,384,782	50,572,239
ClearBridge Large Cap Growth Fund, Class IS Shares		1,054,108	79,838,138
ClearBridge Small Cap Growth Fund, Class IS Shares		268,569	11,091,905
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,428,561	82,765,461

Total Domestic Equity			316,536,981
Foreign Equity — 15.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		425,266	10,138,341
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		184,278	12,339,271
Franklin International Equity Fund, Class IS Shares		1,410,195	26,384,754
Martin Currie Emerging Markets Fund, Class IS Shares		1,201,531	15,872,227
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		1,469,885	11,920,765

Total Foreign Equity			76,655,358
Domestic Fixed Income — 13.0%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,063,735	65,533,292
Foreign Fixed Income — 9.0%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		531,960	12,814,916
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,700,347	25,896,331
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		606,181	6,710,419

Total Foreign Fixed Income			45,421,666
Total Investments in Underlying Funds before Short-Term Investments (Cost — $397,224,632)			504,147,297
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $925,828)	4.758%	925,828	925,828 (b)
Total Investments — 100.1% (Cost — $398,150,460)			505,073,125
Liabilities in Excess of Other Assets — (0.1)%			(448,739)
Total Net Assets — 100.0%			$504,624,386

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2024
 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 46.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		85,488	$12,405,200
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		174,446	2,445,733
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		61,484	3,891,947
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		808,542	18,078,990
Franklin U.S. Small Cap Equity Fund, Class IS Shares		199,643	2,739,102
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		592,605	21,641,938
ClearBridge Large Cap Growth Fund, Class IS Shares		451,194	34,173,428
ClearBridge Small Cap Growth Fund, Class IS Shares		114,880	4,744,552
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,468,154	35,441,221

Total Domestic Equity			135,562,111
Domestic Fixed Income — 23.9%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,260,084	69,733,197
Foreign Fixed Income — 16.1%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		555,838	13,390,137
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,774,587	26,608,293
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		634,920	7,028,563

Total Foreign Fixed Income			47,026,993
Foreign Equity — 13.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		447,803	10,675,624
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		76,464	5,120,023
Franklin International Equity Fund, Class IS Shares		585,006	10,945,460
Martin Currie Emerging Markets Fund, Class IS Shares		512,286	6,767,301
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		609,624	4,944,055

Total Foreign Equity			38,452,463
Total Investments in Underlying Funds before Short-Term Investments (Cost — $240,240,053)			290,774,764
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,073,947)	4.758%	1,073,947	1,073,947 (b)
Total Investments — 100.1% (Cost — $241,314,000)			291,848,711
Liabilities in Excess of Other Assets — (0.1)%			(203,677)
Total Net Assets — 100.0%			$291,645,034

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Schedules of Investments (unaudited)
October 31, 2024
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Fixed Income — 35.0%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,718,529	$36,759,335
Domestic Equity — 30.1%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		19,374	2,811,420
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		40,905	573,488
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		15,388	974,041
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		187,219	4,186,218
Franklin U.S. Small Cap Equity Fund, Class IS Shares		47,084	645,986
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		137,261	5,012,779
ClearBridge Large Cap Growth Fund, Class IS Shares		105,333	7,977,937
ClearBridge Small Cap Growth Fund, Class IS Shares		27,079	1,118,380
Franklin U.S. Large Cap Equity Fund, Class IS Shares		340,629	8,222,774

Total Domestic Equity			31,523,023
Foreign Fixed Income — 23.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		291,261	7,016,477
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,452,256	13,927,138
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		329,451	3,647,023

Total Foreign Fixed Income			24,590,638
Foreign Equity — 11.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		234,594	5,592,721
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		16,847	1,128,084
Franklin International Equity Fund, Class IS Shares		125,038	2,339,461
Martin Currie Emerging Markets Fund, Class IS Shares		117,987	1,558,602
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		134,256	1,088,815

Total Foreign Equity			11,707,683
Total Investments in Underlying Funds before Short-Term Investments (Cost — $93,092,173)			104,580,679
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $425,244)	4.758%	425,244	425,244 (b)
Total Investments — 100.1% (Cost — $93,517,417)			105,005,923
Liabilities in Excess of Other Assets — (0.1)%			(101,028)
Total Net Assets — 100.0%			$104,904,895

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$852,085,353	—	—	$852,085,353
Short-Term Investments†	3,569,068	—	—	3,569,068
Total Investments	$855,654,421	—	—	$855,654,421

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$504,147,297	—	—	$504,147,297
Short-Term Investments†	925,828	—	—	925,828
Total Investments	$505,073,125	—	—	$505,073,125

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$290,774,764	—	—	$290,774,764
Short-Term Investments†	1,073,947	—	—	1,073,947
Total Investments	$291,848,711	—	—	$291,848,711

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$104,580,679	—	—	$104,580,679
Short-Term Investments†	425,244	—	—	425,244
Total Investments	$105,005,923	—	—	$105,005,923

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2024. The following transactions were effected in such Underlying Funds for the period ended October 31, 2024.

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$75,718,645	—	—	$28,502,782	202,855	$4,260,654	—	—	$6,144,783	$57,621,300
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	28,447,832	$358,002	27,337	20,609,889	1,498,762	3,581,648	—	—	(243,087)	11,534,506
Franklin Small Cap Value Fund, Class R6 Shares
	—	16,172,616	270,581	282,994	4,460	16,405	—	—	939,406	16,845,433
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	63,843,336	21,216,190	1,034,085	12,357,169	575,949	579,284	—	—	11,977,380	85,259,021
ClearBridge Small Cap Fund, Class IS Shares
	15,050,023	1,200,335	18,512	16,787,054	251,665	1,808,319	—	$1,019	(1,271,623)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,845,256	636,208	49,779	789,731	59,493	41,152	$51,604	—	1,176,931	12,909,816
ClearBridge Appreciation Fund, Class IS Shares
	108,807,692	27,182,624	801,528	51,357,808	1,454,215	5,024,498	—	—	12,295,280	101,952,286
ClearBridge Large Cap Growth Fund, Class IS Shares
	67,826,434	84,860,825	1,174,170	7,535,457	108,614	718,082	—	—	15,128,731	160,998,615
ClearBridge Small Cap Growth Fund, Class IS Shares
	19,619,169	2,484,997	62,585	995,000	24,471	(16,038)	—	—	1,283,852	22,376,980
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,479,923	49,868,199	2,213,000	12,581,991	564,251	399,574	80,726	96,084	24,460,665	167,626,370
Franklin Systematic Style Premia ETF
	6,025,031	756,982	32,008	236,206	10,040	6,367	—	—	296,367	6,848,541
ClearBridge International Growth Fund, Class IS Shares
	33,544,274	962,406	15,426	12,234,957	183,595	2,216,839	—	—	719,775	25,208,337
Franklin International Equity Fund, Class IS Shares
	61,725,583	14,219,496	784,308	27,251,561	1,425,021	2,273,165	—	—	3,152,363	54,119,046
Martin Currie Emerging Markets Fund, Class IS Shares
	39,967,388	2,169,879	177,148	15,273,037	1,196,251	447,718	—	—	4,701,088	32,013,036
Franklin Global Dividend Fund, Class IS Shares
	70,355,754	—	—	72,901,090	5,079,838	15,033,453	—	—	(12,488,117)	—
Templeton Foreign Fund, Class R6 Shares
	—	26,123,619	3,302,156	2,416,984	297,452	60,575	—	—	600,941	24,368,151
Western Asset Core Plus Bond Fund, Class IS Shares
	7,335,857	7,699,774	833,511	15,398,434	1,608,153	365,379	273,632	—	(2,576)	—

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	—	$43,106,912	1,957,181	$338,654	15,563	$(4,122)	$127,209	—	$(1,232,927)	$41,531,209
Western Asset Core Bond Fund, Class IS Shares
	$15,647,510	37,111,581	3,555,861	54,341,685	5,012,798	1,519,451	758,576	—	63,143	—
Franklin High Yield Corporate ETF
	—	8,752,248	361,827	102,904	4,244	173	81,098	—	(35,342)	8,614,175
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	18,315,605	1,870,656	218,670	22,335	(489)	315,572	—	(371,044)	17,725,402
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,774,127	794,932	71,967	1,837,013	165,005	(185,738)	252,274	—	(13,179)	4,533,129
Franklin Strategic Real Return Fund, Class IS Shares
	46,339,552	—	—	47,824,133	4,882,988	(7,779,534)	—	—	9,264,115	—
	$783,353,386	$363,993,430		$402,175,203		$30,366,815	$1,940,691	$97,103	$76,546,925	$852,085,353

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$40,819,531	—	—	$17,335,683	123,662	$2,719,098	—	—	$2,784,592	$28,987,538
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	15,335,203	$126,696	9,631	11,514,092	838,581	1,897,581	—	—	(128,873)	5,716,515
Franklin Small Cap Value Fund, Class R6 Shares
	—	8,513,223	142,433	109,868	1,737	6,024	—	—	496,656	8,906,035
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	34,422,929	11,064,748	538,919	9,806,784	457,971	425,555	—	—	6,150,040	42,256,488
ClearBridge Small Cap Fund, Class IS Shares
	8,113,688	570,881	8,805	8,971,006	134,501	975,626	—	$539	(689,189)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,389,275	237,966	18,864	881,507	64,981	104,899	$27,306	—	552,029	6,402,662
ClearBridge Appreciation Fund, Class IS Shares
	58,655,372	14,073,218	414,386	31,260,118	886,374	3,453,685	—	—	5,650,082	50,572,239
ClearBridge Large Cap Growth Fund, Class IS Shares
	36,570,040	39,916,040	552,276	4,802,207	69,754	485,289	—	—	7,668,976	79,838,138
ClearBridge Small Cap Growth Fund, Class IS Shares
	10,570,934	762,506	19,718	916,477	22,547	(10,418)	—	—	685,360	11,091,905
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	56,853,290	20,606,805	923,974	7,716,078	349,494	211,584	43,399	51,656	12,809,860	82,765,461
Franklin Systematic Style Premia ETF
	7,211,947	2,938,815	124,152	387,483	16,453	9,907	—	—	365,155	10,138,341
ClearBridge International Growth Fund, Class IS Shares
	17,863,913	419,777	6,728	7,482,097	112,496	1,386,067	—	—	151,611	12,339,271
Franklin International Equity Fund, Class IS Shares
	32,137,331	8,206,471	452,646	16,842,397	882,023	1,594,353	—	—	1,288,996	26,384,754
Martin Currie Emerging Markets Fund, Class IS Shares
	21,469,062	1,027,873	83,860	9,322,734	731,516	288,571	—	—	2,409,455	15,872,227
Franklin Global Dividend Fund, Class IS Shares
	37,795,675	—	—	39,161,181	2,728,930	8,178,717	—	—	(6,813,211)	—
Templeton Foreign Fund, Class R6 Shares
	—	13,985,976	1,768,138	2,427,884	298,253	68,696	—	—	293,977	11,920,765
Western Asset Core Plus Bond Fund, Class IS Shares
	15,735,127	10,565,274	1,137,685	26,793,048	2,799,261	1,036,775	508,317	—	(544,128)	—

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	—	$67,775,330	3,077,200	$291,845	13,465	$(4,721)	$200,793	—	$(1,945,472)	$65,533,292
Western Asset Core Bond Fund, Class IS Shares
	$34,782,236	26,514,701	2,530,322	63,064,548	5,768,892	1,094,003	1,147,768	—	673,608	—
Western Asset High Yield Fund, Class IS Shares
	1,393,851	244,246	35,391	1,650,263	236,524	226,410	55,848	—	(214,244)	—
Franklin High Yield Corporate ETF
	—	12,975,200	537,208	126,722	5,248	(131)	154,728	—	(33,431)	12,814,916
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	26,667,714	2,722,413	214,692	22,066	(1,436)	466,680	—	(555,255)	25,896,331
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	1,570,223	313,764	36,436	1,802,920	212,866	(88,671)	35,913	—	7,604	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,979,201	937,745	84,779	959,953	86,013	(129,844)	324,911	—	(116,730)	6,710,419
Franklin Strategic Real Return Fund, Class IS Shares
	28,006,005	—	—	28,901,448	2,951,107	(5,008,379)	—	—	5,903,822	—
	$472,674,833	$268,444,969		$292,743,035		$18,919,240	$2,965,663	$52,195	$36,851,290	$504,147,297

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$18,464,297	—	—	$8,500,160	60,810	$1,387,700	—	—	$1,053,363	$12,405,200
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,936,077	—	—	5,276,540	384,906	841,644	—	—	(55,448)	2,445,733
Franklin Small Cap Value Fund, Class R6 Shares
	—	$3,733,431	62,463	61,481	979	2,958	—	—	217,039	3,891,947
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	15,567,111	4,867,148	236,960	5,262,645	246,448	220,246	—	—	2,687,130	18,078,990
ClearBridge Small Cap Fund, Class IS Shares
	3,672,335	173,429	2,675	3,973,373	59,566	450,308	—	$236	(322,699)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,891,036	42,918	3,389	486,959	35,771	81,535	$11,964	—	210,572	2,739,102
ClearBridge Appreciation Fund, Class IS Shares
	26,529,627	6,257,762	184,214	15,178,471	431,420	1,736,152	—	—	2,296,868	21,641,938
ClearBridge Large Cap Growth Fund, Class IS Shares
	16,542,006	16,728,144	231,454	2,664,117	38,810	284,434	—	—	3,282,961	34,173,428
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,781,472	238,174	6,160	572,217	14,039	(4,892)	—	—	302,015	4,744,552
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	25,714,975	7,424,071	337,438	3,566,525	160,197	135,523	19,927	23,718	5,733,177	35,441,221
Western Asset Core Plus Bond Fund, Class IS Shares
	22,996,961	7,131,019	770,125	30,612,330	3,198,526	1,426,760	688,036	—	(942,410)	—
Franklin U.S. Core Bond ETF
	—	72,301,512	3,282,702	493,711	22,618	(4,451)	213,540	—	(2,070,153)	69,733,197
Western Asset Core Bond Fund, Class IS Shares
	43,829,583	18,994,990	1,809,236	64,410,315	5,890,203	(1,357,804)	1,276,538	—	2,943,546	—
Western Asset High Yield Fund, Class IS Shares
	2,505,969	1,274,404	184,881	3,813,541	546,493	300,268	108,032	—	(267,100)	—
Franklin High Yield Corporate ETF
	—	13,602,034	563,251	179,442	7,413	172	165,796	—	(32,627)	13,390,137

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	$27,494,709	2,808,462	$330,266	33,875	$(1,535)	$616,156	—	$(554,615)	$26,608,293
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	$9,807,938	1,229,850	143,261	10,548,670	1,245,276	(1,529,641)	209,561	—	1,040,523	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	8,331,214	863,728	78,050	1,873,986	168,214	(241,281)	367,621	—	(51,112)	7,028,563
Franklin Systematic Style Premia ETF
	8,575,909	2,193,503	92,675	529,212	22,499	14,114	—	—	421,310	10,675,624
ClearBridge International Growth Fund, Class IS Shares
	7,773,555	113,107	1,813	3,433,303	51,564	652,746	—	—	13,918	5,120,023
Franklin International Equity Fund, Class IS Shares
	13,025,027	4,511,194	248,825	7,826,856	409,384	663,159	—	—	572,936	10,945,460
Martin Currie Emerging Markets Fund, Class IS Shares
	9,609,925	184,787	15,069	4,214,819	330,511	133,243	—	—	1,054,165	6,767,301
Franklin Global Dividend Fund, Class IS Shares
	16,918,619	—	—	17,531,878	1,221,561	3,732,621	—	—	(3,119,362)	—
Templeton Foreign Fund, Class R6 Shares
	—	6,257,761	791,120	1,475,396	181,496	39,765	—	—	121,925	4,944,055
Franklin Strategic Real Return Fund, Class IS Shares
	16,715,352	—	—	17,251,441	1,761,365	(2,888,164)	—	—	3,424,253	—
	$281,188,988	$195,617,675		$210,067,654		$6,075,580	$3,677,171	$23,954	$17,960,175	$290,774,764

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Western Asset Core Plus Bond Fund, Class IS Shares
	$13,913,471	$2,795,552	302,421	$16,941,568	1,771,636	$1,171,018	$401,033	—	$(938,473)	—
Franklin U.S. Core Bond ETF
	—	38,568,286	1,751,114	713,134	32,585	(4,551)	112,976	—	(1,091,266)	$36,759,335
Western Asset Core Bond Fund, Class IS Shares
	25,297,071	8,228,021	781,944	34,290,062	3,137,351	(1,520,947)	695,716	—	2,285,917	—
Western Asset High Yield Fund, Class IS Shares
	1,588,141	2,284,718	331,476	3,911,880	560,645	260,599	81,258	—	(221,578)	—
Franklin Growth Fund, Class R6 Shares
	4,773,938	—	—	2,575,324	18,452	415,895	—	—	196,911	2,811,420
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	1,792,846	—	—	1,416,689	103,677	210,098	—	—	(12,767)	573,488
Franklin Small Cap Value Fund, Class R6 Shares
	—	933,389	15,616	14,130	228	463	—	—	54,319	974,041
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,023,555	1,230,399	59,903	1,789,529	84,116	109,734	—	—	612,059	4,186,218
ClearBridge Small Cap Fund, Class IS Shares
	949,293	38,391	592	1,020,993	15,298	47,112	—	$59	(13,803)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	747,183	6,621	521	183,071	13,404	36,420	2,977	—	38,833	645,986
ClearBridge Appreciation Fund, Class IS Shares
	6,857,236	1,581,941	46,569	4,438,620	126,378	1,295,521	—	—	(283,299)	5,012,779
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,275,673	3,774,422	52,224	944,161	13,719	98,809	—	—	773,194	7,977,937
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,237,723	51,398	1,329	245,762	6,027	(2,006)	—	—	77,027	1,118,380

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$6,646,580	$2,135,982	98,364	$2,070,976	91,399	$119,082	$5,400	$6,428	$1,392,106	$8,222,774
Franklin High Yield Corporate ETF
	—	7,228,852	299,446	197,754	8,185	(374)	92,159	—	(14,247)	7,016,477
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	14,646,438	1,496,027	426,868	43,771	(2,216)	329,893	—	(290,216)	13,927,138
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	7,244,928	699,077	81,537	7,587,803	895,574	(601,336)	149,381	—	245,134	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,747,452	409,335	36,943	1,344,655	120,673	(90,595)	201,593	—	(74,514)	3,647,023
Franklin Systematic Style Premia ETF
	4,840,546	974,552	41,180	464,175	19,732	10,063	—	—	231,735	5,592,721
ClearBridge International Growth Fund, Class IS Shares
	1,838,059	86,198	1,382	955,570	14,378	140,953	—	—	18,444	1,128,084
Franklin International Equity Fund, Class IS Shares
	2,627,574	1,673,871	92,326	2,247,398	117,693	138,176	—	—	147,238	2,339,461
Martin Currie Emerging Markets Fund, Class IS Shares
	2,433,488	36,067	2,940	1,204,969	94,556	49,555	—	—	244,461	1,558,602
Franklin Global Dividend Fund, Class IS Shares
	4,284,909	—	—	4,439,558	309,380	963,282	—	—	(808,633)	—
Templeton Foreign Fund, Class R6 Shares
	—	1,581,942	199,992	534,220	65,736	14,242	—	—	26,851	1,088,815
Franklin Strategic Real Return Fund, Class IS Shares
	6,350,051	—	—	6,552,617	669,131	(996,081)	—	—	1,198,647	—
	$106,469,717	$88,965,452		$96,511,486		$1,862,916	$2,072,386	$6,487	$3,794,080	$104,580,679

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report